Accounts Payable, Accrued Liabilities, and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable, Accrued Liabilities, and Other Liabilities

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	March 31,	December 31,
	2026	2025
Refundable entrance fees	$218,893	$221,147
Other accounts payable and accrued liabilities	74,558	57,024
Accrued construction costs	4,351	6,039
Accounts payable, accrued liabilities, and other liabilities	$297,802	$284,210

The following table summarizes the Company’s accounts payable, accrued liabilities, and other liabilities (in thousands):

	December 31,
	2025	2024
Refundable entrance fees	$221,147	$236,563
Other accounts payable and accrued liabilities.	57,024	68,924
Accrued construction costs	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$284,210	$311,448